SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Risk-free interest rate	2.79%	1.81%	1.08%
Expected life of options	4 years 9 months 3 days	4 years 8 months 12 days	4 years 7 months 13 days
Expected volatility	31.82%	28.01%	28.41%
Expected dividend yield	0.00%	0.00%	0.00%